UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Northstar Investment Advisors, LLC
Address:  700 Seventeenth Street Suite 2350
          Denver, CO 80202

Form 13F File Number:  028-05337

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Timothy J. Waymire, CFA
Title:    Principal
Phone:    303/832.2300

Signature, Place, and Date of Signing:

   /s/ Timothy J. Waymire, CFA         Denver, CO               April 19, 2012
   ---------------------------         ----------               --------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          125
                                         -----------

Form 13F Information Table Value Total:  $   255,197
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                   COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                          TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
Vanguard Total Bond Index Fund          COMMON STOCK 921937835       9,775     117,379          SOLE       SOLE     SOLE
IBM                                     COMMON STOCK 459200101       8,968      42,980          SOLE       SOLE     SOLE
Exxon Mobil Corporation                 COMMON STOCK 91927806        8,876     102,335          SOLE       SOLE     SOLE
Vanguard Short-term Bond Index          COMMON STOCK 921937827       8,265     102,114          SOLE       SOLE     SOLE
Intel Corporation                       COMMON STOCK 458140100       7,867     279,815          SOLE       SOLE     SOLE
Philip Morris International In          COMMON STOCK                 7,770      87,693          SOLE       SOLE     SOLE
McDonald's                              COMMON STOCK                 7,155      72,932          SOLE       SOLE     SOLE
Vanguard Intermediate Bond Fun          COMMON STOCK 921937819       6,809      78,295          SOLE       SOLE     SOLE
Russell Large Blend                     COMMON STOCK                 6,570      84,269          SOLE       SOLE     SOLE
United Technologies                     COMMON STOCK 913017109       6,560      79,099          SOLE       SOLE     SOLE
Chubb Corporation                       COMMON STOCK 171232101       6,403      92,655          SOLE       SOLE     SOLE
Coca-Cola Co.                           COMMON STOCK 191216100       6,169      83,349          SOLE       SOLE     SOLE
Bristol-Myers Squibb                    COMMON STOCK 110122108       6,076     180,035          SOLE       SOLE     SOLE
BHP Billiton                            COMMON STOCK 88606108        5,960      82,319          SOLE       SOLE     SOLE
Home Depot                              COMMON STOCK 437076102       5,138     102,121          SOLE       SOLE     SOLE
E. I. Du Pont De Nemours                COMMON STOCK 263534109       5,126      96,905          SOLE       SOLE     SOLE
Sabine Royalty Trust                    COMMON STOCK 785688102       5,067      84,260          SOLE       SOLE     SOLE
Royal Bank of Canada                    COMMON STOCK                 4,717      81,266          SOLE       SOLE     SOLE
Vanguard Interm-Term Corp Bond          COMMON STOCK 92206C870       4,659      55,626          SOLE       SOLE     SOLE
Vodafone Group New ADR                  COMMON STOCK                 4,327     156,390          SOLE       SOLE     SOLE
Buckeye Partners LP                     COMMON STOCK 118230101       4,172      68,191          SOLE       SOLE     SOLE
Auto Data Processing                    COMMON STOCK 53015103        4,087      74,055          SOLE       SOLE     SOLE
Microsoft Corporation                   COMMON STOCK 594918104       3,979     123,350          SOLE       SOLE     SOLE
AmeriGas Partners LP                    COMMON STOCK 30975106        3,936      97,135          SOLE       SOLE     SOLE
Vanguard Emerging Market                COMMON STOCK 922042858       3,779      86,944          SOLE       SOLE     SOLE
Ishares Investment Grade Corp           COMMON STOCK 464287242       3,716      32,140          SOLE       SOLE     SOLE
Johnson & Johnson                       COMMON STOCK 478160104       3,587      54,387          SOLE       SOLE     SOLE
Procter & Gamble                        COMMON STOCK 742718109       3,276      48,745          SOLE       SOLE     SOLE
Chevron Corp                            COMMON STOCK 166741100       3,011      28,082          SOLE       SOLE     SOLE
Vanguard Div Apprciation                COMMON STOCK 921908844       2,959      50,544          SOLE       SOLE     SOLE
Nike Inc. Cl B                          COMMON STOCK 654106103       2,621      24,170          SOLE       SOLE     SOLE
Transcanada Corp                        COMMON STOCK 89353D107       2,569      59,734          SOLE       SOLE     SOLE
Wal Mart Stores Inc.                    COMMON STOCK                 2,474      40,431          SOLE       SOLE     SOLE
Waste Management Inc Del                COMMON STOCK 94106L109       2,437      69,696          SOLE       SOLE     SOLE
Xcel Energy Inc                         COMMON STOCK                 2,424      91,593          SOLE       SOLE     SOLE
Abbott Laboratories                     COMMON STOCK 2824100         2,408      39,293          SOLE       SOLE     SOLE
Caterpillar Inc.                        COMMON STOCK 149123101       2,303      21,620          SOLE       SOLE     SOLE
WP Carey & Co LLC                       COMMON STOCK                 2,218      47,672          SOLE       SOLE     SOLE
Diageo PLC ADR                          COMMON STOCK 25243Q205       2,136      22,133          SOLE       SOLE     SOLE
3M Company                              COMMON STOCK 604059105       2,135      23,932          SOLE       SOLE     SOLE
Canadian Natl Ry Co                     COMMON STOCK 136375102       2,084      26,239          SOLE       SOLE     SOLE
Emerson Electric Company                COMMON STOCK 291011104       2,048      39,256          SOLE       SOLE     SOLE
AT&T Inc.                               COMMON STOCK 00206R102       2,032      65,057          SOLE       SOLE     SOLE
Dow Jones Industrial Average            COMMON STOCK                 2,017      15,304          SOLE       SOLE     SOLE
Plum Creek Timber Co                    COMMON STOCK 729251108       1,988      47,828          SOLE       SOLE     SOLE
General Electric                        COMMON STOCK 369604103       1,971      98,199          SOLE       SOLE     SOLE
Dow Jones Select Dividend               COMMON STOCK                 1,961      35,036          SOLE       SOLE     SOLE
Southern Company                        COMMON STOCK 842587107       1,945      43,292          SOLE       SOLE     SOLE
Merck & Co.                             COMMON STOCK 58933107        1,915      49,860          SOLE       SOLE     SOLE
General Mills Inc.                      COMMON STOCK 370334104       1,830      46,400          SOLE       SOLE     SOLE
Royal Dutch Shell A Adrf                COMMON STOCK                 1,777      25,343          SOLE       SOLE     SOLE
Xilinx Inc                              COMMON STOCK                 1,727      47,330          SOLE       SOLE     SOLE
Pepsico Inc.                            COMMON STOCK 997134101       1,701      25,637          SOLE       SOLE     SOLE
Vanguard Index Trust Total Sto          COMMON STOCK                 1,628      22,534          SOLE       SOLE     SOLE
Stanley Black & Decker                  COMMON STOCK                 1,449      18,833          SOLE       SOLE     SOLE
Illinois Tool Works Inc                 COMMON STOCK                 1,445      25,289          SOLE       SOLE     SOLE
Medtronic Inc.                          COMMON STOCK 585055106       1,421      36,265          SOLE       SOLE     SOLE
Anadarko Petroleum                      COMMON STOCK 32511107        1,414      18,045          SOLE       SOLE     SOLE
Sysco Corp.                             COMMON STOCK 871829107       1,391      46,568          SOLE       SOLE     SOLE
Vanguard Whitehall Funds                COMMON STOCK 921946406       1,370      28,267          SOLE       SOLE     SOLE
Altria Group                            COMMON STOCK                 1,248      40,419          SOLE       SOLE     SOLE
Bank of Montreal                        COMMON STOCK 63671101        1,076      18,109          SOLE       SOLE     SOLE
Enerplus Corporation                    COMMON STOCK 292766102       1,059      47,216          SOLE       SOLE     SOLE
Apple Computer Inc                      COMMON STOCK                   965       1,610          SOLE       SOLE     SOLE
EOG Resources                           COMMON STOCK 293562104         853       7,675          SOLE       SOLE     SOLE
Enterprise Prd Prtnrs Lp                COMMON STOCK                   802      15,899          SOLE       SOLE     SOLE
Wells Fargo                             COMMON STOCK 949746101         724      21,203          SOLE       SOLE     SOLE
3-7 Year Treasury                       COMMON STOCK 464288661         719       5,935          SOLE       SOLE     SOLE
Streettracks Gold TRUST                 COMMON STOCK                   689       4,252          SOLE       SOLE     SOLE
NextEra Energy, Inc.                    COMMON STOCK                   684      11,205          SOLE       SOLE     SOLE
Public Storage Inc.                     COMMON STOCK                   681       4,931          SOLE       SOLE     SOLE
Apache Corp                             COMMON STOCK                   678       6,750          SOLE       SOLE     SOLE
Cisco Systems                           COMMON STOCK 17275R102         674      31,856          SOLE       SOLE     SOLE
Peabody Energy Corporation              COMMON STOCK                   668      23,065          SOLE       SOLE     SOLE
iShares Tr Comex Gold                   COMMON STOCK                   603      37,050          SOLE       SOLE     SOLE
Heinz H J Co                            COMMON STOCK 423074103         573      10,705          SOLE       SOLE     SOLE
Russell 3000                            COMMON STOCK                   565       6,787          SOLE       SOLE     SOLE
Kraft Foods Inc                         COMMON STOCK                   554      14,584          SOLE       SOLE     SOLE
Target Corp                             COMMON STOCK 872540109         540       9,269          SOLE       SOLE     SOLE
Pfizer Incorporated                     COMMON STOCK 717081103         532      23,490          SOLE       SOLE     SOLE
V.F. Corporation                        COMMON STOCK 918204108         524       3,587          SOLE       SOLE     SOLE
Expeditors Int'l                        COMMON STOCK                   513      11,030          SOLE       SOLE     SOLE
Duke Energy                             COMMON STOCK 264399106         513      24,398          SOLE       SOLE     SOLE
Russell Large Growth                    COMMON STOCK 464287614         475       7,190          SOLE       SOLE     SOLE
U S Bancorp Del                         COMMON STOCK                   466      14,716          SOLE       SOLE     SOLE
Russell Large Value                     COMMON STOCK                   464       6,627          SOLE       SOLE     SOLE
Verizon Communications                  COMMON STOCK 92343V104         441      11,539          SOLE       SOLE     SOLE
Polaris Industries                      COMMON STOCK 731068102         431       5,973          SOLE       SOLE     SOLE
Ecolab Inc                              COMMON STOCK                   423       6,856          SOLE       SOLE     SOLE
Public Storage 6.5%                     COMMON STOCK 74460D141         404      14,725          SOLE       SOLE     SOLE
UnitedHealth Group                      COMMON STOCK 910581107         401       6,800          SOLE       SOLE     SOLE
Treasury Inflation Protected B          COMMON STOCK                   378       3,212          SOLE       SOLE     SOLE
Russell Small Cap                       COMMON STOCK 464287655         364       4,397          SOLE       SOLE     SOLE
Vanguard Corp Bond Etf                  COMMON STOCK 92206C409         363       4,589          SOLE       SOLE     SOLE
Kinder Morgan Energy LP                 COMMON STOCK                   362       4,380          SOLE       SOLE     SOLE
Hewlett Packard Company                 COMMON STOCK 428236103         351      14,729          SOLE       SOLE     SOLE
Archer Daniels Midland                  COMMON STOCK                   342      10,815          SOLE       SOLE     SOLE
Plains All Amern Ppln LP                COMMON STOCK                   320       4,085          SOLE       SOLE     SOLE
Deere & Company                         COMMON STOCK 244199105         299       3,695          SOLE       SOLE     SOLE
EMC Corp Mass                           COMMON STOCK 268648102         288       9,650          SOLE       SOLE     SOLE
Grainger W W Inc                        COMMON STOCK                   285       1,325          SOLE       SOLE     SOLE
Cree Inc                                COMMON STOCK                   273       8,625          SOLE       SOLE     SOLE
Sherwin Williams                        COMMON STOCK                   272       2,500          SOLE       SOLE     SOLE
Colgate Palmolive                       COMMON STOCK 194162103         259       2,647          SOLE       SOLE     SOLE
Zimmer Holdings Inc                     COMMON STOCK 98956P102         251       3,905          SOLE       SOLE     SOLE
Oracle Corp.                            COMMON STOCK 68389X105         250       8,560          SOLE       SOLE     SOLE
Church & Dwight Co Inc                  COMMON STOCK                   246       5,000          SOLE       SOLE     SOLE
ConocoPhillips                          COMMON STOCK                   241       3,170          SOLE       SOLE     SOLE
Bard C R Incorporated                   COMMON STOCK                   240       2,428          SOLE       SOLE     SOLE
Clorox Co.                              COMMON STOCK                   239       3,475          SOLE       SOLE     SOLE
Berkshire Hathaway Cl B                 COMMON STOCK                   223       2,750          SOLE       SOLE     SOLE
Donaldson Company Inc                   COMMON STOCK                   221       6,190          SOLE       SOLE     SOLE
Sector Spdr Materials Fd                COMMON STOCK                   213       5,752          SOLE       SOLE     SOLE
Precision Castparts Corp                COMMON STOCK                   207       1,200          SOLE       SOLE     SOLE
QEP Resources Inc                       COMMON STOCK 74733V100         207       6,800          SOLE       SOLE     SOLE
JP Morgan Chase                         COMMON STOCK                   203       4,411          SOLE       SOLE     SOLE
EAFE Foreign                            COMMON STOCK                   202       3,680          SOLE       SOLE     SOLE
Chipotle Mexican Grill                  COMMON STOCK                   201         480          SOLE       SOLE     SOLE
McMoran Exploration Co                  COMMON STOCK 582411104         112      10,500          SOLE       SOLE     SOLE
Alcoa Inc.                              COMMON STOCK 13817101          112      11,165          SOLE       SOLE     SOLE
Keycorp Inc New                         COMMON STOCK                   102      12,000          SOLE       SOLE     SOLE
Falcon Oil & Gas Ltd                    COMMON STOCK                    29     317,000          SOLE       SOLE     SOLE
Galaxy Energy Corp                      COMMON STOCK                     0      16,000          SOLE       SOLE     SOLE
Pop N Go Inc                            COMMON STOCK 732816103           0      12,800          SOLE       SOLE     SOLE
Intl Cavitation Tech                    COMMON STOCK                     0      40,000          SOLE       SOLE     SOLE